CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Currency translation adjustments, tax	$ (51)	$ (5)	$ (52)
Pension and other postretirement benefits, tax	40	130	10
Hedging activities, tax	$ (34)	$ (11)
Hedging activities, tax			$ 3